(ICON)

Prudential
Government
Income
Fund, Inc.

ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Government Income Fund, Inc.

Performance At A Glance.
Exceptionally subdued inflation in the U.S. and concern about economic upheaval in Asia fueled a strong rally in U.S.
Treasuries and federal government agency securities over the past year. The Prudential Government Income
Fund was
well-positioned to take advantage of these gains during the 12-month period ended February 28, 1998. As a result, your Fund's Class A and Z shares provided double-digit returns that beat the average U.S. government bond fund tracked by Lipper Analytical Services, while Class
B and
C shares finished with competitive returns.

Cumulative Total Returns1                    As of
2/28/98
                         One        Five       Ten
Since
                         Year       Years
Years      Inception2
Class A                  10.26%     34.51%     N/A
86.14%
Class B                   9.40      29.95
97.48%      162.38
Class C                   9.48       N/A       N/A
29.59
Class Z                  10.30       N/A       N/A
13.77
Lipper General U.S.
Government Bond Avg.3     9.76      32.48
107.63         ***

Average Annual Total Returns1
As of 3/31/98
                         One        Five       Ten
Since
                         Year       Years
Years      Inception2
Class A                  7.41%      5.23%      N/A
7.38%
Class B                  6.26       5.20
7.24%         7.76
Class C                 10.34       N/A        N/A
7.39
Class Z                 12.05       N/A        N/A
6.47

Distributions & Yields
As of 2/28/98
                     Total Distributions
30-Day
                      Paid for 12 Mos.
SEC Yield
Class A                   $0.58
5.76%
Class B                   $0.52
5.32
Class C                   $0.53
5.40
Class Z                   $0.59
6.15

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares and a six-year, declining contingent deferred sales charge (CDSC) of 5%, 4%,
3%, 2%, 1% and 1% for Class B shares. Class C shares have a
1% CDSC for one year. Class B shares automatically convert to
Class A shares on a quarterly basis, after approximately seven years. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
4/22/85; Class C, 8/1/94;
Class Z, 3/4/96.

3 These are returns for all funds in each share class for the Lipper
General U.S. Government Bond Average for one-, five- and 10-year categories.

*** The Lipper Since Inception category return for
Class A shares
is 84.09%; for Class B shares is 177.61%; for Class C shares is
29.95% and for Class Z shares is 13.94% for all funds in each share class.

How Investments Compared.
    (As of 2/28/98)
        (GRAPH)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Barbara L. Kenworthy, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Government Income Fund is designed for investors who want high current return, primarily from bonds issued or guaranteed by the U.S. government or its agencies.
At least
65% of the Fund's total assets are invested in U.S. government securities. There can be no assurance that the Fund will achieve its investment objective.

What A Rally!
Investors fleeing the economic crisis in Asia sought the relative safety of U.S. Treasuries and federal government agency securities. Yields fell and prices rose as the bond market rally intensified in January
1998. The 30-year Treasury bond yield fell to 5.66%,
its lowest level since the government began regular sales of the securities in 1977.


Strategy Session.
Is Inflation Conquered?
Monetary policy remained unchanged for most of the reporting period as a strong U.S. dollar coupled with heavy domestic and global competition kept a lid on prices. In fact, inflation as measured by the consumer price index inched up
1.7% in 1997,
its smallest gain in 11 years. This trend helped boost prices of U.S. Treasuries because investors worried less that rising inflation would erode returns.

A shrinking federal budget deficit that could lead to the first budget surplus in nearly 30 years, and troubled
Asian markets
also benefited Treasuries. Robust U.S. economic growth generated increased tax revenues, which meant the federal government had to borrow less money to pay off the budget deficit. In 1997, the amount of Treasuries issued plunged a hefty
$600.3 billion
or 27.4%. The prospect of fewer new Treasuries, in the face of continued strong investor demand, pushed up bond prices.

A Silver Lining.
Economic storm clouds gathered over Asia and burst in late
October with news of financial and currency problems in countries such as Indonesia and Thailand.
Investors sold
global stocks, emerging market bonds, and to a lesser extent,
U.S. corporate debt, and sought refuge in Treasuries and federal government agency securities. This panic buying ignited a rally that drove down the 30-year Treasury bond yield to its lowest level since 1977. Not surprisingly, long-term
Treasuries returned
17.4% over the past 12 months. So this double-digit gain was the silver lining in the clouds hovering over Asia.

     Portfolio Composition.
  Expressed as a percentage of
total investments as of 2/28/98.
         (PIE CHART)

What Went Well.
Home, Sweet, Home.

Widespread difficulties in Asia were rooted in a history of imprudent lending practices by local banks and other financial institutions. As Asian problems deepened in the new year, more cash poured into U.S. government securities, which are considered among the world's safest investments. For example, prices of
Treasuries surged in January in reaction to a sharp drop in
Hong Kong's benchmark stock index that followed news of the collapse of Peregrine Investment Holdings Ltd., the territory's largest investment bank.

Like other investors, we too bought more
Treasuries and federal
government agency securities. The bonds comprised about 36% of your Fund's total investments shortly after the Asian crisis erupted at the end of October. By the close of the reporting period, however, they accounted for about 48% of total investments (excluding mortgage backed securities).
Adding to our holdings helped to extend the Fund's duration
(a measure of sensitivity to interest rate changes) to 5.7 years at the close of the reporting period from
5.3 years
at the end of October. The longer duration helped the Fund appreciate more rapidly as U.S. interest rates fell.

And Not So Well.
We Wanted More.
Considering the prominent role that "flight-to-quality" buying played in the bond market rally, we should have purchased even more long-term Treasuries and federal government agency securities. This would have lengthened the duration even further and enabled the Fund to appreciate more rapidly as interest rates fell.

Looking Ahead.
U.S. economic momentum will likely slow and inflation remain subdued as struggling Asian countries purchase fewer exports from the U.S. and flood our markets with cheaper imports. We believe the U.S. economic expansion could cool enough to require a federal funds rate cut this summer to warm things up again. Because the expectation of lower short-term interest rates has largely been priced into the bond market, the yield on the 30-year U.S. Treasury bond will probably hover between 5.50% and 6.25% in the coming months. Prices of Treasuries should continue to garner support as fewer securities are issued to pay off the dwindling federal budget deficit. Indeed government officials recently announced the Treasury hopes to retire a record
$75 to
$80 billion in debt from April through June.

Five Largest Holdings.
9.2%   New Jersey Economic
       Dev. Auth.
       7.425%, 2/15/29
5.6%   U.S. Treasury Bond
       12.50%, 8/15/14
4.7%   Israel AID,
       Zero Coupon,
       2/15/09-2/15/26
4.6%   GNMA
       7.00%, 2/15/09-1/15/28
4.1%   FNMA
       6.56%, 8/27/04

Expressed as a percentage of net assets
as of 2/28/98.

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--    New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--    Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of
PRUDENTIAL GOVERNMENT INCOME
February 28, 1998
FUND, INC.
--------------------------------------------------
--------------------------
--------------------------------------------------
--------------------------

Principal
Amount
(000)        Description                     Value
(Note 1)
--------------------------------------------------
----------
LONG-TERM INVESTMENTS--95.3%
--------------------------------------------------
----------
U.S. Government Agency Mortgage Pass-Throughs--
26.1%
             Federal Home Loan Mortgage Corp.,
   $1,005    7.50%, 2/01/22 - 4/01/25
$    1,033,630
    6,828    8.00%, 1/01/22 - 5/01/23
7,114,140
    4,390    8.50%, 6/01/07 - 4/01/20
4,641,347
    2,001    11.50%, 10/01/19
2,287,437
             Federal National Mortgage Assoc.,
   22,510    6.50%, 5/01/11 - 6/01/24
22,403,627
   47,731    7.00%, 7/01/03 - 9/01/26
48,418,547
   31,638    7.125%, 2/01/07
33,111,104
   43,100(a) 7.50%, 4/01/07 - 1/01/2099
44,500,297
   33,873    8.50%, 6/01/17 - 3/01/25
35,618,750
    8,284    9.00%, 8/01/24 - 4/01/25
8,811,168
    1,681    9.50%, 10/01/19 - 3/01/25
1,800,031
             Government National Mortgage
                Assoc.,
   56,499    7.00%, 2/15/09 - 1/15/28
57,272,946
   19,479    7.50%, 5/15/02 - 11/15/24
20,038,802
    1,100    8.00%, 7/15/16 - 3/15/24
1,147,652
   17,262    9.00%, 4/15/01 - 7/15/21
18,165,122
   16,211    9.50%, 10/15/09 - 12/15/17
17,674,119
             Government National Mortgage Assoc.
II,
    2,740    9.50%, 5/20/18 - 8/20/21
2,954,496

--------------
             Total U.S. Government Agency
                Mortgage Pass-Throughs
                (cost $310,558,520)
326,993,215
--------------------------------------------------
----------
U.S. Government Obligations--21.4%
             United States Treasury Bonds,
   21,000(d) 6.125%, 11/15/27
21,587,370
   10,000    6.625%, 2/15/27
10,882,800
    3,000(c) 7.625%, 2/15/25
3,651,090
   25,000    8.125%, 8/15/19
31,363,250
    1,860    12.00%, 8/15/13
2,744,374
   45,000(c) 12.50%, 8/15/14
69,581,250
   20,000(c) 12.75%, 11/15/10
28,550,000
             United States Treasury Notes,
  $32,000(b) 5.50%, 2/29/00
$   31,975,040
   11,000(d) 5.50%, 1/31/03
10,953,580
   18,000(d) 6.125%, 8/15/07
18,565,380
   10,000    6.25%, 10/31/01
10,207,800
   20,000(c) 12.375%, 5/15/04
26,937,400
             United States Treasury Strips,
      800    Zero Coupon, 8/15/08
437,272
      700    Zero Coupon, 8/15/11
315,490
      500    Zero Coupon, 11/15/11
221,945

--------------
             Total U.S. Government Obligations
                (cost $265,905,749)
267,974,041
--------------------------------------------------
----------
U.S. Government Agency Securities--20.3%
             Federal Home Loan Bank,
    1,000    6.78%, 7/24/02
1,000,940
             Federal National Mortgage Assoc.,
   42,350    5.70%, 1/22/03
41,820,625
   20,000    6.30%, 9/25/02
20,115,600
   51,125    6.56%, 8/27/04
51,851,934
             Small Business Administration,
   19,346    Series 1995-20B, 8.15%, 2/01/15
20,973,087
   22,952    Series 1995-20L, 6.45%, 12/01/15
23,108,382
   32,940    Series 1996-20H, 7.25%, 8/01/16
34,484,746
   19,171    Series 1996-20K, 6.95%, 11/01/16
19,798,009
   10,125    Series 1997-20A, 7.15%, 1/01/17
10,611,786
             Tennessee Valley Authority,
      600    Series 1993-D, 7.25%, 7/15/43
625,440
   30,000(c) Series 1995-B, 6.235%, 7/15/45
30,513,000

--------------
             Total U.S. Government Agency
                Securities
                (cost $251,045,078)
254,903,549
--------------------------------------------------
----------
Collateralized Mortgage Obligations--5.7%
             Federal National Mortgage Assoc.,
   37,000    6.425%, 2/17/30
37,138,750
             GMAC Commercial Mortgage
                Securities, Inc., Series
                1997-C1,
   20,000    Class A3, 6.869%, 8/15/07
20,706,250
             Resolution Trust Corp.,
             Series 1994-1, Class B2,
    5,125       7.75%, 9/25/29
5,291,838

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
PRUDENTIAL GOVERNMENT INCOME
February 28, 1998
FUND, INC.
--------------------------------------------------
--------------------------
--------------------------------------------------
--------------------------

Principal
Amount
(000)        Description                     Value
(Note 1)
--------------------------------------------------
----------
             Ryland Mortgage Participation
                Securities,
             Series 1993-3, Class A-3,
   $2,643       7.54%, 9/25/24, (ARM)
$    2,668,906
             Structured Asset Securities Corp.,
             Series 1995-C1, Class C,
    5,000       7.375%, 9/25/24
5,039,453

--------------
             Total Collateralized Mortgage
                Obligations
                (cost $69,839,190)
70,845,197
--------------------------------------------------
----------
U.S. Government Agency - Stripped Securities--6.2%
             Federal National Mortgage Assoc.,
    9,045    Zero Coupon, 10/08/06
5,438,306
    6,045    Zero Coupon, 10/08/07
3,396,504
    4,745    Zero Coupon, 4/08/08
2,586,025
    9,045    Zero Coupon, 4/08/10
4,317,541
             Financing Corp.,
    5,000    Zero Coupon, 3/07/04
3,516,450
             Israel AID,
   46,100    Zero Coupon, 2/15/09
23,997,816
   25,584    Zero Coupon, 8/15/09
12,898,429
   37,600    Zero Coupon, 5/15/15
13,854,848
   46,100    Zero Coupon, 2/15/26
8,229,772

--------------
             Total U.S. Government Agency -
                Stripped Securities
                (cost $67,162,168)
78,235,691
--------------------------------------------------
----------
Supranational Bond--1.0%
             International Bank For
                Reconstruction & Development,
             8.625%, 10/15/16
   10,000(c)    (cost $12,400,900)
12,458,100
--------------------------------------------------
----------
Asset Backed Securities--0.8%
             Aesop Funding II LLC,
             Series 1997-1, Class A2,
                6.40%, 10/20/03
                (cost $9,998,438)
10,109,677
   10,000
Corporate Bonds--13.8%
             Associates Corp. of North America,
  $15,000    5.96%, 5/15/37
$   15,225,000
             Ford Motor Credit Corp.,
   25,000(c) 7.32%, 5/23/02
25,250,000
             Merck and Co.,
   17,000    5.76%, 5/03/37
17,340,000
             New Jersey Economic Development
                Authority,
  105,000(c) Series A, 7.425%, 2/15/29
115,024,245

--------------
             Total corporate bonds
                (cost $167,478,100)
172,839,245
             Total long-term investments
                (cost $1,154,388,143)
1,194,358,715
SHORT-TERM INVESTMENT--4.8%
--------------------------------------------------
----------
Repurchase Agreement
             Joint Repurchase Agreement
                Account,
                5.63%, 3/02/98
   60,446       (cost $60,446,000; Note 5)
60,446,000
--------------------------------------------------
----------
Total Investments--100.1%
             (cost $1,214,834,143; Note 4)
1,254,804,715
             Liabilities in excess of other
                assets--(0.1%)
(1,636,959)

--------------
             Net Assets--100%
$1,253,167,756

--------------

--------------

---------------
AID--Agency for International Development
ARM--Adjusted Rate Mortgage
(a) Partial principal amount of $5,500,000
represents a to-be-announced ('TBA')
    mortgage dollar roll, see Note 1 and Note 4.
(b) Represents a when-issued security.
(c) Partial principal amount pledged as collateral
for mortgage dollar roll,
    financial futures contracts and when-issued
security.
(d) Portion of securities on loan, see Note 4.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$1,214,834,143)...................................
 ...........................       $ 1,254,804,715
Receivable for investments
sold..............................................
 ............................            69,727,147
Interest
receivable........................................
 ..............................................
9,232,873
Receivable for Fund shares
sold..............................................
 ............................             1,306,597
Prepaid expenses and other
assets............................................
 ............................                29,109

-----------------
   Total
assets............................................
 ..............................................
1,335,100,441

-----------------
Liabilities
Bank
overdraft.........................................
 ..................................................
38,809,104
Payable for investments
purchased.........................................
 ...............................
32,025,711
Payable for dollar
roll..............................................
 ....................................
5,679,896
Payable for Fund shares
reacquired........................................
 ...............................
2,024,294
Accrued
expenses..........................................
 ...............................................
1,886,660
Dividends
payable...........................................
 .............................................
656,503
Management fee
payable...........................................
 ........................................
483,797
Distribution fee
payable...........................................
 ......................................
317,201
Due to broker - variation
margin............................................
 .............................
49,519

-----------------
   Total
liabilities.......................................
 ..............................................
81,932,685

-----------------
Net
Assets............................................
 ..................................................
 .       $ 1,253,167,756

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ...................................       $
1,385,232
   Paid-in capital in excess of
par...............................................
 .......................         1,342,841,205

-----------------

1,344,226,437
   Accumulated net realized losses on
investments.......................................
 .................          (131,040,581)
   Net unrealized appreciation on
investments.......................................
 .....................            39,981,900

-----------------
Net assets at February 28,
1998..............................................
 ............................       $ 1,253,167,756

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($819,536,440 / 90,606,290 shares of common
stock issued and
outstanding)..........................
$9.05
   Maximum sales charge (4.0% of offering
price)............................................
 .............                   .38

-----------------
   Maximum offering price to
public............................................
 ..........................                 $9.43

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($346,059,079 / 38,226,563 shares of common
stock issued and
outstanding)..........................
$9.05

-----------------

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($2,839,723 / 313,687 shares of common stock
issued and
outstanding)...............................
$9.05

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption
price per share
      ($84,732,514 / 9,376,690 shares of common
stock issued and
outstanding)............................
$9.04

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income
February 28, 1998
Income
  Interest.................................     $
96,024,178
                                              ----
-------------
Expenses
  Management fee...........................
6,507,621
  Distribution fee--Class A................
1,263,646
  Distribution fee--Class B................
3,177,448
  Distribution fee--Class C................
18,923
  Transfer agent's fees and expenses.......
2,008,000
  Reports to shareholders..................
305,000
  Custodian's fees and expenses............
175,000
  Legal fees and expenses..................
88,000
  Audit fee and expenses...................
44,000
  Directors' fees..........................
44,000
  Registration fees........................
40,000
  Insurance expense........................
23,000
  Miscellaneous............................
11,610
                                              ----
-------------
     Total expenses........................
13,706,248
                                              ----
-------------
Net investment income......................
82,317,930
                                              ----
-------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
  Investment transactions..................
12,654,531
  Financial futures contracts..............
(5,079,275)
                                              ----
-------------

7,575,256
                                              ----
-------------
Net change in unrealized appreciation on:
  Investments..............................
32,404,595
  Financial futures contracts..............
11,328
                                              ----
-------------

32,415,923
                                              ----
-------------
Net gain on investments....................
39,991,179
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................     $
122,309,109
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------
----------

Increase (Decrease)                    Year Ended
February 28
in Net Assets                        1998
1997
Operations
  Net investment income......   $    82,317,930
$    96,065,519
  Net realized gain (loss) on
     investment
     transactions............         7,575,256
(20,189,194)
  Net change in unrealized
    appreciation/depreciation
     on investments..........        32,415,923
(26,314,444)
                               -----------------
-----------------
  Net increase in net assets
     resulting from
     operations..............       122,309,109
49,561,881
                               -----------------
-----------------
Dividends from net investment
  income
  (Note 1)
     Class A.................       (54,904,893)
(60,005,745)
     Class B.................       (22,493,247)
(33,204,797)
     Class C.................          (149,286)
(151,010)
     Class Z.................        (4,770,504)
(2,703,967)
                               -----------------
-----------------
                                    (82,317,930)
(96,065,519)
                               -----------------
-----------------
Fund share transactions (net
  of share conversions) (Note
  6)
  Net proceeds from shares
     subscribed..............       236,235,904
326,332,216
  Net asset value of shares
     issued in reinvestment
     of dividends............        51,329,375
57,955,409
  Cost of shares
     reacquired..............      (472,675,912)
(528,279,294)
                               -----------------
-----------------
  Net decrease in net assets
     from Fund share
     transactions............      (185,110,633)
(143,991,669)
                               -----------------
-----------------
Total decrease...............      (145,119,454)
(190,495,307)
Net Assets
Beginning of year............     1,398,287,210
1,588,782,517
                               -----------------
-----------------
End of year..................   $ 1,253,167,756
$ 1,398,287,210
                               -----------------
-----------------
                               -----------------
-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Notes to Financial Statements
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------
Prudential Government Income Fund, (the 'Fund') is
registered under the
Investment Company Act of 1940 as a diversified,
open-end management investment
company. Investment operations commenced on April
22, 1985. The Fund's
investment objective is to seek a high current
return. The Fund will seek to
achieve this objective by investing primarily in
U.S. Government Securities,
including U.S. Treasury Bills, Notes, Bonds and
other debt securities issued by
the U.S. Treasury, and obligations issued or
guaranteed by U.S. Government
agencies or instrumentalities, and by engaging in
various derivative
transactions such as the purchase and sale of put
and call options.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Security Valuation: The Fund values portfolio
securities (including commitments
to purchase such securities on a 'when-issued'
basis) on the basis of current
market quotations provided by dealers or by a
pricing service approved by the
Board of Directors, which uses information such as
quotations from dealers,
market transactions in comparable securities,
various relationships between
securities and calculations on yield to maturity
in determining values. Options
and financial futures contracts listed on
exchanges are valued at their closing
price on the applicable exchange. When market
quotations are not readily
available, a security is valued at fair value as
determined in good faith by or
under the direction of the Board of Directors.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with repurchase agreements with U.S.
financial institutions, it is
the Fund's policy that its custodian, or
designated subcustodians as the case
may be under triparty repurchase agreements, takes
possession of the underlying
collateral securities, the value of which exceeds
the principal amount of the
repurchase agreement transaction, including
accrued interest. To the extent that
any repurchase agreement transaction exceeds one
business day, the value of the
collateral is marked-to-market on a daily basis to
ensure the adequacy of the
collateral. If the seller defaults and the value
of the collateral declines or
if bankruptcy proceedings are commenced with
respect to the seller of the
security, realization of the collateral by the
Fund may be delayed or limited.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Fund is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Fund each day,
depending on the daily fluctuation in
the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain (loss) on financial futures
contracts.
The Fund invests in financial futures contracts in
order to hedge its existing
portfolio securities, or securities the Fund
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Fund may not
achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Dollar Rolls: The Fund enters into mortgage dollar
rolls in which the Fund sells
mortgage securities for delivery in the current
month, realizing a gain or loss
and simultaneously contracts to repurchase
somewhat similar (same type, coupon
and maturity) securities on a specified future
date. During the roll period, the
Fund forgoes principal and interest paid on the
securities. The Fund is
compensated by the interest earned on the cash
proceeds of the initial sale and
by the lower repurchase price at the future date.
The difference between the
sales proceeds and the lower repurchase price is
recorded as interest income.
The Fund maintains a segregated account, the
dollar value of which is at least
equal to its obligations, in respect of dollar
rolls.
Securities Lending: The Fund may lend its U.S.
Government securities to
broker-dealers or government securities dealers.
The loans are secured by
collateral at least equal at all times to the
market value of the securities
loaned. The Fund may bear the risk of delay in
recovery of, or even loss of
rights in, the securities loaned should the
borrower of the securities fail
financially. The Fund receives compensation for
lending its securities in the
form of fees or it retains a portion of interest
on the investment of any cash
received as collateral. The Fund also continues to
receive interest on the
securities loaned and any gain or loss in the
market price of the securities
loaned that may occur during the term of the loan
will be for the account of the
Fund.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains or
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded
--------------------------------------------------
------------------------------
                                       7

Notes to Financial Statements
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------
on the accrual basis. The Fund accretes original
issue discount on portfolio
securities as adjustments to interest income. Net
investment income (other than
distribution fees) and unrealized and realized
gains or losses are allocated
daily to each class of shares based upon the
relative proportion of net assets
of each class at the beginning of the day.
Expenses are recorded on the accrual
basis which may require the use of certain
estimates by management.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure and Financial Statement
Presentation of Income,
Capital Gain and Return of Capital Distributions
by Investment Companies. The
effect of applying this statement was to decrease
paid-in capital in excess of
par by $1,419,491 and decrease accumulated net
realized losses on investments by
$1,419,491. The current year effect of applying
the Statement of Position was
due to capital loss carryforward expired unused.
Net investment income, net
realized gains and net assets were not affected by
this change.
Dividends and Distributions: The Fund declares
daily and pays monthly dividends
from net investment income. The Fund will
distribute at least annually any net
capital gains in excess of loss carryforwards, if
any. Dividends and
distributions are recorded on the ex-dividend
date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable net
income to its shareholders.
Therefore, no federal income tax provision is
required.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management,
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the Fund's average daily net
assets up to $3 billion and
 .35 of 1% of the average daily net assets of the
Fund in excess of $3 billion.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund compensates
PSI for distributing and
servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by them. The distribution fees for Class
A, B and C shares are accrued
daily and payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A Plan, the Fund compensates
PSI for its
distribution-related expenses with respect to
Class A shares, at an annual rate
of up to .30 of 1% of the average daily net assets
of the Class A shares. Such
expenses under the Class A Plan were .15 of 1% of
the average daily net assets
of the Class A shares for the year ended February
28, 1998.
Pursuant to the Class B Plan, the Fund compensates
PSI for its
distribution-related expenses with respect to
Class B shares at an annual rate
of up to 1% of the average daily net assets up to
$3 billion, .80 of 1% of the
next $1 billion of such net assets and .50 of 1%
over $4 billion of the average
daily net assets of the Class B shares. Such
expenses under the Class B Plan
were charged at an effective rate of .825 of 1% of
the average daily net assets
of the Class B shares for the year ended February
28, 1998.
Pursuant to the Class C Plan, the Fund compensates
PSI for its
distribution-related expenses with respect to
Class C shares at an annual rate
of up to .825 of 1% of the average daily net
assets up to $3 billion, .80 of 1%
of the next $1 billion of such net assets and .50
of 1% over $4 billion of the
average daily net assets of the Class C shares.
Such expenses under the Class C
Plan were charged at an effective rate of .75 of
1% of the average daily net
assets of the Class C shares for the year ended
February 28, 1998.
PSI advised the Fund that it received
approximately $294,300 in front-end sales
charges resulting from sales of Class A shares
during the year ended February
28, 1998. From these fees, PSI paid such sales
charges to Pruco Securities
Corporation, an affiliated broker-dealer, which in
turn paid commissions to
salespersons and incurred other distribution
costs.
PSI has advised the Fund that for the year ended
February 28, 1998 it received
approximately $781,400 and $400 in contingent
deferred sales
--------------------------------------------------
------------------------------
                                       8

Notes to Financial Statements
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------
charges imposed upon redemptions by certain Class
B and Class C shareholders,
respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund did not borrow any amounts pursuant to the
Agreement during the year ended
February 28, 1998. The Funds pay a commitment fee
at an annual rate of .055 of
1% on the unused portion of the credit facility.
The commitment fee is accrued
and paid quarterly on a pro rata basis by the
Funds. The Agreement expired on
December 30, 1997 and has been extended through
December 29, 1998 under the same
terms.
--------------------------------------------------
----------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During year
ended February 28, 1998, the
Fund incurred fees of approximately $1,832,500 for
the services of PMFS. As of
February 28, 1998, approximately $151,900 of such
fees were due to PMFS.
Transfer agent fees and expenses in the Statement
of Operations also include
certain out of pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended February 28, 1998, were $1,109,606,649 and $1,263,542,179, respectively.
During the year ended February 28, 1998, the Fund entered into financial future contracts. Details of open contracts at February
28, 1998 are as follows:

Value at        Value at         Unrealized
Number of                    Expiration
Trade        February 28,      Appreciation
Contracts        Type           Date
Date            1998         (Depreciation)
---------     -----------    -----------    ------
------    ------------     --------------
                 Short
              positions:
                30 yr.          June
   131          T-Note          1998
$15,893,984    $15,781,406        $  112,578
                10 yr.          June
    10          T-Note          1998
1,123,125      1,123,125                --
                10 yr.          March
    90          T-Bond          1998
10,040,625     10,141,875          (101,250)

--------------

$   11,328

--------------

--------------

The federal income tax basis of the Fund's
investments at February 28, 1998 was
$1,214,912,655 and, accordingly, net unrealized
appreciation for federal income
tax purposes was $39,892,060 (gross unrealized
appreciation-$41,154,658; gross
unrealized depreciation-$1,262,598).
The Fund had a capital loss carryforward as of
February 28, 1998 of
approximately $131,130,000 of which $41,964,000
expires in 1999, $1,736,000
expires in 2001, $2,920,000 expires in 2002,
$66,560,000 expires in 2003 and
$17,950,000 expires in 2005. Such carryforward is
after utilization of
approximately $4,981,000 to offset net taxable
gains realized and recognized
during the fiscal year ended February 28, 1998.
Accordingly, no capital gains
distribution is expected to be paid to
shareholders until net gains have been
realized in excess of such amounts. During the
fiscal year ended February 28,
1998, approximately $7,409,000 of the capital loss
carryforward expired unused.
The average balance of dollar rolls outstanding
during the year ended February
28, 1998 was approximately $6,459,000. The amount
of dollar rolls outstanding at
February 28, 1998 was $5,645,313, which was 0.4%
of total assets.
As of February 28, 1998, the Fund had securities
on loan with an aggregate
market value of $39,798,660. As of this date, the
collateral held for securities
on loan was comprised of U.S. government
securities with an aggregate market
value of $41,001,991.
--------------------------------------------------
----------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements collateralized
by U.S. Treasury or federal agency obligations. As
of February 28, 1998, the
Fund had a 4.60% undivided interest in the
repurchase agreements in the joint
account. This undivided interest represented
$60,446,000 in principal amount. As
of such date, the repurchase agreements in the
joint account and the value of
the collateral therefore were as follows:
Bear, Stearns & Co., 5.65%, in the principal
amount of $360,000,000, repurchase
price $360,169,500, due 3/2/98. The value of the
collateral including accrued
interest was $369,861,965.
Credit Suisse First Boston Corp., 5.58%, in the
principal amount of $78,125,000,
repurchase price $78,161,328, due 3/2/98. The
value of the collateral including
accrued interest was $80,423,029.
--------------------------------------------------
------------------------------
                                       9

Notes to Financial Statements
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------
Credit Suisse First Boston Corp., 5.65%, in the
principal amount of
$300,000,000, repurchase price $300,141,250, due
3/2/98. The value of the
collateral including accrued interest was
$310,827,022.
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.55%
in the principal amount of
$156,252,000, repurchase price $156,324,266, due
3/2/98. The value of the
collateral including accrued interest was
$159,381,768.
Morgan Stanley, Dean Witter, Discover & Co.,
5.65%, in the principal amount of
$60,000,000, repurchase price $60,028,250, due
3/2/98. The value of the
collateral including accrued interest was
$61,200,403.
Salomon Smith Barney Inc., 5.65%, in the principal
amount of $360,000,000,
repurchase price $360,169,500, due 3/2/98. The
value of the collateral including
accrued interest was $367,376,399.
--------------------------------------------------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 4%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares automatically
convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares.
Transactions in shares of common stock were as follows:

Class A                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended February 28, 1998:
Shares sold........................   15,454,541
$ 136,602,902
Shares issued in reinvestment of
  dividends........................    3,691,357
32,742,038
Shares reacquired..................  (33,350,895)
(294,958,733)
                                     -----------
-------------
Net decrease in shares outstanding
  before conversion................  (14,204,997)
(125,613,793)
Shares issued upon conversion from
  Class B..........................    6,652,848
58,526,575
                                     -----------
-------------
Net decrease in shares
  outstanding......................   (7,552,149)
$ (67,087,218)
                                     -----------
-------------
                                     -----------
-------------
Class A                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended February 28, 1997:
Shares sold........................   23,880,421
$ 211,010,343
Shares issued in reinvestment of
  dividends........................    3,985,757
35,069,511
Shares reacquired..................  (41,836,738)
(368,907,729)
                                     -----------
-------------
Net decrease in shares outstanding
  before conversion................  (13,970,560)
(122,827,875)
Shares issued upon conversion from
  Class B..........................    9,099,955
79,924,887
Shares reacquired upon conversion
  into Class Z.....................   (1,559,278)
(14,231,482)
                                     -----------
-------------
Net decrease in shares
  outstanding......................   (6,429,883)
$ (57,134,470)
                                     -----------
-------------
                                     -----------
-------------
Class B
-----------------------------------
Year ended February 28, 1998:
Shares sold........................    3,258,103
$  29,057,734
Shares issued in reinvestment of
  dividends........................    1,549,463
13,738,189
Shares reacquired..................  (12,601,925)
(111,722,746)
                                     -----------
-------------
Net decrease in shares outstanding
  before conversion................   (7,794,359)
(68,926,823)
Shares reacquired upon conversion
  into Class A.....................   (6,647,245)
(58,526,575)
                                     -----------
-------------
Net decrease in shares
  outstanding......................  (14,441,604)
$(127,453,398)
                                     -----------
-------------
                                     -----------
-------------
Year ended February 28, 1997:
Shares sold........................    4,648,727
$  40,926,466
Shares issued in reinvestment of
  dividends........................    2,285,644
20,127,506
Shares reacquired..................  (16,152,439)
(142,246,190)
                                     -----------
-------------
Net decrease in shares outstanding
  before conversion................   (9,218,068)
(81,192,218)
Shares reacquired upon conversion
  into Class A.....................   (9,099,955)
(79,924,887)
                                     -----------
-------------
Net decrease in shares
  outstanding......................  (18,318,023)
$(161,117,105)
                                     -----------
-------------
                                     -----------
-------------
Class C
-----------------------------------
Year ended February 28, 1998:
Shares sold........................      178,009
$   1,593,648
Shares issued in reinvestment of
  dividends........................       13,542
120,330
Shares reacquired..................     (170,795)
(1,515,242)
                                     -----------
-------------
Net increase in shares
  outstanding......................       20,756
$     198,736
                                     -----------
-------------
                                     -----------
-------------
Year ended February 28, 1997:
Shares sold........................      165,423
$   1,461,600
Shares issued in reinvestment of
  dividends........................       13,603
119,788
Shares reacquired..................      (85,011)
(747,770)
                                     -----------
-------------
Net increase in shares
  outstanding......................       94,015
$     833,618
                                     -----------
-------------
                                     -----------
-------------

--------------------------------------------------
------------------------------
                                       10

Notes to Financial Statements
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------

Class Z                                Shares
Amount
-----------------------------------  -----------
-------------
Year ended February 28, 1998:
Shares sold........................    7,680,888
$  68,981,620
Shares issued in reinvestment of
  dividends........................      533,884
4,728,818
Shares reacquired..................   (7,221,547)
(64,479,191)
                                     -----------
-------------
Net increase in shares
  outstanding......................      993,225
$   9,231,247
                                     -----------
-------------
                                     -----------
-------------
March 4, 1996* through
  February 28, 1997:
Shares sold**......................    8,380,612
$  72,933,807
Shares issued in reinvestment of
  dividends........................      299,172
2,638,604
Shares reacquired..................   (1,855,597)
(16,377,605)
                                     -----------
-------------
Net increase in shares outstanding
  before conversion from Class A...    6,824,187
59,194,806
Shares issued upon conversion from
  Class A..........................    1,559,278
14,231,482
                                     -----------
-------------
Net increase in shares
  outstanding......................    8,383,465
$  73,426,288
                                     -----------
-------------
                                     -----------
-------------

---------------
 * Commencement of offering of Class Z shares.
** Includes 6,698,193 shares issued for the
acquisition of The Prudential
   Institutional Fund, Income Fund.
--------------------------------------------------
------------------------------
                                       11

Financial Highlights
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
---------

Year Ended February 29/28,

--------------------------------------------------
---------

1998         1997         1996         1995
1994

--------     --------     --------     --------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $   8.76     $   9.04
$   8.59     $   9.13     $  9.40

--------     --------     --------     --------
-------
Income from investment operations
Net investment
income...............................        0.58
0.60         0.60         0.59        0.61
Net realized and unrealized gain (loss) on
   investment
transactions..........................        0.29
(0.28)        0.45        (0.54)      (0.25)

--------     --------     --------     --------
-------
   Total from investment
operations.................        0.87
0.32         1.05         0.05        0.36

--------     --------     --------     --------
-------
Less distributions
Dividends from net investment
income................       (0.58)       (0.60)
(0.60)       (0.59)      (0.61)
Distributions in excess of accumulated
gains........          --           --           -
-           --       (0.02)

--------     --------     --------     --------
-------
   Total
distributions..............................
(0.58)       (0.60)       (0.60)       (0.59)
(0.63)

--------     --------     --------     --------
-------
Net asset value, end of
year........................    $   9.05     $
8.76     $   9.04     $   8.59     $  9.13

--------     --------     --------     --------
-------

--------     --------     --------     --------
-------
TOTAL
RETURN(a):....................................
10.26%        3.70%       12.41%         .83%
3.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................    $819,536
$860,319     $945,038     $871,145     $51,673
Average net assets
(000)............................    $842,431
$884,862     $909,169     $ 95,560     $55,921
Ratios to average net assets:
   Expenses, including distribution
fees............        0.86%        0.90%
0.91%        0.98%       0.84%
   Expenses, excluding distribution
fees............        0.71%        0.75%
0.76%        0.83%       0.69%
   Net investment
income............................        6.52%
6.78%        6.65%        7.45%       6.48%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................          88%
107%         123%         206%         80%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Financial Highlights
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
--------------

Year Ended February 29/28,

--------------------------------------------------
--------------

1998         1997         1996          1995
1994

--------     --------     --------     ----------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $   8.77     $   9.04
$   8.60     $     9.13     $     9.40

--------     --------     --------     ----------
----------
Income from investment operations
Net investment
income...............................        0.52
0.54         0.54           0.53           0.53
Net realized and unrealized gain (loss) on
   investment
transactions..........................        0.28
(0.27)        0.44          (0.53)         (0.25)

--------     --------     --------     ----------
----------
   Total from investment
operations.................        0.80
0.27         0.98             --           0.28

--------     --------     --------     ----------
----------
Less distributions
Dividends from net investment
income................       (0.52)       (0.54)
(0.54)         (0.53)         (0.53)
Distributions in excess of accumulated
gains........          --           --           -
-             --          (0.02)

--------     --------     --------     ----------
----------
   Total
distributions..............................
(0.52)       (0.54)       (0.54)         (0.53)
(0.55)

--------     --------     --------     ----------
----------
Net asset value, end of
year........................    $   9.05     $
8.77     $   9.04     $     8.60     $     9.13

--------     --------     --------     ----------
----------

--------     --------     --------     ----------
----------
TOTAL
RETURN(a):....................................
9.40%        3.12%       11.54%           .24%
3.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................    $346,059
$461,988     $641,946     $  705,732
$2,202,555
Average net assets
(000)............................    $385,145
$543,796     $647,515     $1,735,413
$2,487,990
Ratios to average net assets:
   Expenses, including distribution
fees............        1.53%        1.57%
1.58%          1.66%          1.68%
   Expenses, excluding distribution
fees............        0.71%        0.75%
0.76%          0.80%          0.69%
   Net investment
income............................        5.85%
6.11%        5.99%          6.17%          5.64%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

Financial Highlights
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------

Class C                             Class Z

--------------------------------------------------
-     -----------

August 1,       Year Ended

Year Ended                   1994(c)
Ended

February 29/28,                 Through
February

----------------------------------     February
28,         28,

1998          1997          1996          1995
1998

------     ------------     ------     -----------
-     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 8.77        $ 9.04
$ 8.60        $ 8.69          $  8.76

------         -----        ------         -----
-----------
Income from investment operations
Net investment
income...............................      0.53
0.54          0.54          0.31             0.59
Net realized and unrealized gain (loss) on
   investment
transactions..........................      0.28
(0.27)         0.44         (0.09)            0.28

------         -----        ------         -----
-----------
   Total from investment
operations.................      0.81
0.27          0.98          0.22             0.87

------         -----        ------         -----
-----------
Less distributions
Dividends from net investment
income................     (0.53)        (0.54)
(0.54)        (0.31)           (0.59)

------         -----        ------         -----
-----------
Net asset value, end of
period......................    $ 9.05        $
8.77        $ 9.04        $ 8.60          $  9.04

------         -----        ------         -----
-----------

------         -----        ------         -----
-----------
TOTAL
RETURN(a):....................................
9.48%         3.20%        11.63%         2.75%
10.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $2,840        $2,569
$1,799        $  204          $84,733
Average net assets
(000)............................    $2,523
$2,440        $  765        $  111
$71,425
Ratios to average net assets:
   Expenses, including distribution
fees............      1.46%         1.50%
1.51%         1.63%(b)         0.71%
   Expenses, excluding distribution
fees............      0.71%         0.75%
0.76%         0.88%(b)         0.71%
   Net investment
income............................      5.92%
6.19%         5.99%         6.69%(b)         6.67%

March 4,

1996(d)

Through

February 28,

1997

------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $   9.13

------
Income from investment operations
Net investment
income...............................        0.61
Net realized and unrealized gain (loss) on
   investment
transactions..........................
(0.37)

------
   Total from investment
operations.................        0.24

------
Less distributions
Dividends from net investment
income................       (0.61)

------
Net asset value, end of
period......................    $   8.76

------

------
TOTAL
RETURN(a):....................................
3.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $ 73,411
Average net assets
(000)............................    $ 39,551
Ratios to average net assets:
   Expenses, including distribution
fees............        0.75%(b)
   Expenses, excluding distribution
fees............        0.75%(b)
   Net investment
income............................        6.76%(b)

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Report of Independent Accountants
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------
To the Shareholders and Board of Directors of Prudential Government Income Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Government Income Fund,
Inc. (the 'Fund') at February 28, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended
February 28, 1997, and the financial
highlights for the periods other than the year ended February 28, 1998 were audited by other independent accountants, whose opinion dated April 11, 1997 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
April 9, 1998


Change of Auditors
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
------------------------------
Effective March 1, 1997, Deloitte & Touche LLP was
terminated as the Fund's
auditors. For the years ended February 28, 1994
through February 28, 1997,
Deloitte & Touche LLP expressed an unqualified
opinion on the Fund's financial
statements. There were no disagreements between
Fund management and Deloitte &
Touche LLP prior to their termination. The Board
of Directors approved the
termination of Deloitte & Touche LLP and the
appointment of Price Waterhouse LLP
as the Fund's independent accountants.
--------------------------------------------------
------------------------------
                                       15

Important Notice for Certain
Shareholders                            PRUDENTIAL
GOVERNMENT INCOME FUND, INC.
--------------------------------------------------
-----------------------------
We are required by Massachusetts, Missouri and
Oregon to inform you that
dividends which have been derived from interest on
federal obligations are not
taxable to shareholders providing the mutual fund
meets certain requirements
mandated by the respective state's taxing
authorities. We are pleased to report
that 28% of the dividends paid by Prudential
Government Income Fund qualify for
such deduction.
For more detailed information regarding your state
and local taxes, you should
contact your tax adviser or the state/local taxing
authorities.
--------------------------------------------------
------------------------------

Comparing A $10,000 Investment.
------------------------------------------
Prudential Government Income Fund, Inc. vs.
the Lehman Brothers Government Bond Index.

/ / Prudential Government Income Fund, Inc.
--- Lehman Bros. Gov't Bond Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The box on top of the graphs is designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in the Prudential Government
Income Fund, Inc. with a similar investment in the Lehman
Brothers Government Bond Index (the "Index") by portraying the initial account values at the commencement of operations of Class A, Class C and Class Z shares and for 10 years for the Class B shares, and subsequent account values at the end of this reporting period (February 28, 1998), as measured on a quarterly basis, beginning in 1988 for Class B shares,
1990 for Class A shares, 1994 for Class C shares and in
1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in
Class B and Class C shares, assuming full redemption on
February 28, 1998; all recurring fees (including management
fees) were deducted; and (d) all dividends and distributions were reinvested. Class Z shares do not carry a sales charge or a distribution fee. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion is not reflected in the graphs.

The Lehman Brothers Government Bond Index is a weighted index comprised of securities issued or backed by the U.S. government, its agencies and instrumentalities with a remaining maturity of one to 30 years. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transactions costs and advisory fees associated with an investment in the Fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The
Index is not the only one that may be used to characterize performance of U.S. government bond funds and other indexes may portray different comparative performance.

Class A                (GRAPH)

Average Annual Total
Returns - Class A
---------------------
   With Sales Load
   7.43% Since Inception
   5.25% for 5 Years
   5.74% for 1 Year

   Without Sales Load
   7.97% Since Inception
   6.11% for 5 Years
  10.26% for 1 Year


Class B                (GRAPH)

Average Annual Total
Returns - Class B
----------------------
   With Sales Load
   7.79% Since Inception
   7.04% for 10 Years
   5.22% for 5 Years
   4.40% for 1 Year

   Without Sales Load
   7.79% Since Inception
   7.04% for 10 Years
   5.38% for 5 Years
   9.40% for 1 Year


Class C                (GRAPH)

Average Annual Total
Returns - Class C
----------------------
   With Sales Load
   7.51% Since Inception
   8.48% for 1 Year

   Without Sales Load
   7.51% Since Inception
   9.48% for 1 Year


Class Z                (GRAPH)

Average Annual Total
Returns - Class Z
--------------------------
   6.68% Since Inception
  10.30% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744339102   MF128E
744339201   Cat. #642157Z
744339300
744339409